Revenue, Contract Assets, Contract Liabilities and Remaining Performance Obligations - Schedule of Changes in Contract Assets (Detail) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Change in Contract with Customer, Asset [Abstract]
Balance at January 1, 2021	$ 853	$ 493	$ 223
Contract assets recorded		1,577	493
Reclassified to Accounts receivable		(1,217)	(223)
Other	(7)
Balance at June 30, 2021	$ 846	$ 853	$ 493